LEASES (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Notes and other explanatory information [abstract]
Balance at beginning	$ 2,301,129	$ 2,360,438
Additions	2,583,661	1,030,429
Disposals	(292,763)
Interest expense on lease liabilities	272,521	243,360
Payments	(1,945,865)	(1,333,098)
Balance at ending	2,918,683	2,301,129
Current	824,271	1,025,373
Non-current	$ 2,094,412	$ 1,275,756